Inventories (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Finished products	$ 800	$ 772
Work in progress	326	258
Raw materials	176	216
Spare parts	127	143
Total Inventories	1,429	1,389
Less - non-current inventories. Mainly raw materials (presented in non-current assets)	117	99
Current inventories	$ 1,312	$ 1,290